Goodwill	12 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
Goodwill	Goodwill

2021	£’000
Cost
At 1 July 2020	56,995
Acquired through business combinations	73,768
Effect of foreign exchange translations	(6,346)
At 30 June 2021	124,417

2020
Cost
At 1 July 2019	36,760
Acquired through business combinations	20,463
Acquired through business combinations, measurement period adjustment	110
Effect of foreign exchange translations	(338)
At 30 June 2020	56,995

Net book value
At 30 June 2021	124,417
At 30 June 2020	56,995
The Group has one Cash Generating Unit (“CGU”) and accordingly goodwill is reported under one CGU. Goodwill acquired in a business combination is allocated, from the acquisition date, to the CGU that is expected to benefit from synergies of the combination and represents the lowest level within the entity at which the goodwill is monitored for internal reporting purposes.
During fiscal 2021, the Group acquired 100% of Comtrade Digital Services business (“CDS”) voting rights and obtained control of CDS, which resulted in an increase in goodwill of £32,779,000. All goodwill is recorded in the local currency of the acquired companies as part of the CDS Group, split between Euro, Bosnian Convertible Marks and US Dollars, and it has been allocated to the Group CGU. The Group also completed the acquisition of Pet Minuta d.o.o. of Croatia and its U.S. subsidiary, Five Minutes Studio, Inc. (together “Five”), acquiring 100% of the voting rights and obtaining control. The transaction resulted in an increase in goodwill of £15,932,000. The goodwill amount recognised for Five is provisional as at the end of the reporting period, is recorded in US Dollars and has been allocated to the Group CGU. During the reporting period, the Group also completed the acquisition of Levvel LLC (“Levvel”), acquiring 100% of the voting rights and obtained control. The transaction resulted in an increase in goodwill of £25,057,000. The goodwill amount recognised for Levvel is provisional as at the end of the reporting period, is recorded in US Dollars and has been allocated to the Group CGU. During the reporting period, the acquisition accounting for Exozet was finalised and resulted in an increse in goodwill of £110,000. As the adjustment was done in the measurement period, the impact was recognised retrospectively and comparative information for fiscal 2020 revised.
During fiscal 2020, the Group acquired 100% of Intuitus Limited’s (“Intuitus”) voting rights and obtained control of Intuitus, which resulted in an increase in goodwill of £8,569,000. All goodwill is recorded in local currency of the acquired company, which is Sterling and has been allocated to the Group CGU. The Group also completed the acquisition of Exozet GmbH (“Exozet”), acquiring 100% of the voting rights and obtaining control. This resulted in an increase in goodwill of £11,893,000. All goodwill is recorded in the local currency of the acquired company, which is the Euro and has been allocated to the Group CGU.
Goodwill Impairment Testing
Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
For the year ended 30 June 2021, the Board reviewed the value of goodwill based on internal value in use calculations. The key assumptions for these calculations are discount rates and revenue growth rate. The growth rates for the analysed period are based on management’s expectations of the medium-term performance of the acquired businesses, planned growth market shares, industry forecasts and growth in the market. These calculations used five-year cash flow projections based on financial budgets approved by management and assumed a 1.5% terminal growth rate thereafter. The discount rate used of 9.3% for the 2021 impairment test (2020: 11.4%, 2019: 14.5%) represents the weighted average cost of capital (“WACC”) of the Group and is a post-tax rate.
The market risk is reflected in the discount rate used through its components, cost of equity and cost of debt. The cost of equity is calculated using the Capital Asset Pricing Model (“CAPM”) and its formulae includes the market return and the sensitivity of the Company to that market return. The WACC also includes the risk-free rate both in the calculation of the cost of equity and the cost of debt. If the market uncertainty increases, the risk-free rate would also increase to reflect this. Moreover, the market risk is also reflected through the determination of the cost of debt as the current market prices are included in the considered credit risk.
The key assumptions used in the assessments for the years ended 30 June 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Growth rate	20%	20%	20%
Discount rate	9.3%	11.4%	14.5%
Terminal growth rate	1.5%	1.5%	1.5%
Management’s impairment assessment for 2021, 2020 and 2019 indicates value in use substantially in excess of the carrying value of goodwill. Management therefore believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.
As at 30 June 2021, 2020 and 2019, there were no indicators of impairment that suggested that the carrying amount of the Group’s goodwill is not recoverable.